UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	3 Months Ended				6 Months Ended
	Jun. 30, 2026 $ / shares	Mar. 31, 2026 $ / shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Jun. 30, 2026
Stock split					0.6666667
Class A exchangeable and Class B shareholders
Distribution, of return of capital (in dollars per share)	$ 0.07	$ 0.07	$ 0.06	$ 0.06
Stock split					0.5